Goodwill (Details) - Schedule of Carrying Amount of Goodwill - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Carrying Amount Of Goodwill [Abstract]
Balance as of March 31	$ 10,084,201	$ 162,832
Acquisitions (Note 15)	5,184,036	20,237,015
Disposal	(168,555)
Impairment	(7,872,696)	(10,309,745)
Exchange gain and loss	(771,205)	(5,901)
Goodwill, net	$ 6,455,781	$ 10,084,201